COMMITMENTS - Business Combination Marketing Agreement (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
LifeSci Acquisition II Corp
Other Commitments [Line Items]
Preferred Stock, Par or Stated Value Per Share	0.0001		0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Subscription agreement | LifeSci Acquisition II Corp | Common Stock
Other Commitments [Line Items]
Number of shares agreed to be issued	20,000,000
Price per share	$ 10.00
Aggregate purchase price	$ 200,000,000
Ladenburg Thalmann Member | LifeSci Acquisition II Corp
Other Commitments [Line Items]
Percentage of fees payable to service provider	25.00%
Percentage of fees that can be allocated to third party service provider	33.00%
Lifesci Capital Llc Member | LifeSci Acquisition II Corp
Other Commitments [Line Items]
Cash fee for services as percentage of gross proceeds of IPO	3.50%
Cash fee for services on gross proceeds of IPO	$ 2,803,164
Percentage of fees payable to service provider	75.00%
Science 37 Inc [Member] | LifeSci Acquisition II Corp
Other Commitments [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001
Quotient for determining exchange ratio	100,000,000
Science 37 Inc [Member] | Merger agreement | LifeSci Acquisition II Corp | Common Stock
Other Commitments [Line Items]
Authorized earnout shares (in shares)	12,500,000
Earnout period (in months)	3 years
Earnout shares, threshold trading days	20 days
Earnout shares, threshold trading period	30 days